SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

 188

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

☐

OF 1940

Amendment No.

189

☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☒  on  October 31, 2014 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 178 to the Registration Statement of Mutual Fund Series Trust on behalf of Catalyst/Stone Beach Income Opportunity Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on August 12, 2014 (Accession Number 0001162044-14-000972), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until October 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 23th day of October, 2014.

Mutual Fund Series Trust

By:

/s/ Michael V. Wible

Michael V. Wible

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Dr. Bert Pariser*, Trustee

October 23, 2014

Tobias Caldwell*, Trustee

October 23, 2014

Jerry Szilagyi*, Trustee/President/Principal Executive Officer

October 23, 2014

Erik  Naviloff*, Treasurer/Principal Financial Officer

October 23, 2014

Tiberiu Weisz*, Trustee

October 23, 2014

*By:

/s/ Michael V. Wible

Michael V. Wible

Attorney-in-Fact